Deferred tax assets and liabilities - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Offsetting amounts	$ 1,100	$ 1,100
Deferred tax assets	421	443
Deferred tax liabilities	(724)	(797)
Net deferred tax liabilities	$ (303)	$ (354)	$ (653)